                        GROUP VARIABLE ANNUITY CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES A)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

   SUPPLEMENT DATED JANUARY 22, 2007 TO THE PROSPECTUS DATED OCTOBER 2, 2006

              SUPPLEMENT DATED JANUARY 22, 2007 TO YOUR PROSPECTUS

THORNBURG FUNDS -- RENAMING R1 SHARES TO R3 SHARES

Effective February 1, 2007, Thornburg Funds is changing the name of its R1 share class to R3. As a result, all references in the prospectus to "R1 shares" of Thornburg Funds are deleted and replaced with "R3 shares".

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.